MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS' DEFICIT - SCHEDULE OF ACTIVITY RELATED TO TIME-BASED RSUs (Details) - RSUs - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of RSUs
Unvested restricted stock, beginning balance (in shares)		47,711,649	24,024,214
Granted (in shares)	35,520,000	22,899,989	27,492,086	27,663,658
Forfeited (in shares)		(1,747,048)	(3,804,651)
Unvested restricted stock, ending balance (in shares)		68,864,590	47,711,649	24,024,214
Weighted- average grant date fair value
Unvested restricted stock, Weighted-average grant date fair value, beginning balance (in dollars per share)		$ 10.84	$ 8.17
Granted, Weighted-average grant date fair value (in dollars per share)	$ 22.68	40.88	12.90	$ 0.29
Forfeited, Weighted-average grant date fair value (in dollars per share)		16.48	8.84
Unvested restricted stock, Weighted-average grant date fair value, ending balance (in dollars per share)		$ 26.12	$ 10.84	$ 8.17